Summary of pertinent data relating to computation of basic and diluted net loss per share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
IfrsStatementLineItems [Line Items]
Net loss	$ (1,819)	$ (5,755)	$ (8,175)	$ (8,578)
Basic weighted-average number of shares outstanding	3,177,261	3,106,503	3,159,381	2,394,927
Dilutive weighted-average number of shares outstanding	3,177,261	3,106,503	3,159,381	2,394,927
Basic loss per share	$ (0.57)	$ (1.85)	$ (2.59)	$ (3.58)
Diluted loss per share	$ (0.57)	$ (1.85)	$ (2.59)	$ (3.58)
Stock options and DSUs [member]
Items excluded from the calculation of diluted net loss per share due to their anti-dilutive effect:
Potential future dilutive effect not included in calculation of diluted earnings per share	75,681	182,042	75,681	182,042
Warrants [member]
Items excluded from the calculation of diluted net loss per share due to their anti-dilutive effect:
Potential future dilutive effect not included in calculation of diluted earnings per share	584,211	674,532	584,211	674,532